Deposits	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Deposits

Note 22 – Deposits

Total interest bearing deposits as of the end of the periods presented consisted of:

(In thousands)	December 31, 2015	December 31, 2014
Savings accounts	$7,010,391	$6,737,370
NOW, money market and other interest bearing demand deposits	5,632,449	4,811,972
Total savings, NOW, money market and other interest bearing demand deposits	12,642,840	11,549,342
Certificates of deposit:
Under $100,000	4,014,359	4,211,180
$100,000 and over	4,151,009	3,263,265
Total certificates of deposit	8,165,368	7,474,445
Total interest bearing deposits	$20,808,208	$19,023,787

A summary of certificates of deposit by maturity at December 31, 2015 follows:

(In thousands)
2016	$4,895,697
2017	1,075,165
2018	696,467
2019	424,863
2020	1,003,422
2021 and thereafter	69,754
Total certificates of deposit	$8,165,368

At December 31, 2015, the Corporation had brokered deposits amounting to $ 1.3 billion (December 31, 2014 - $ 1.9 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $11 million at December 31, 2015 (December 31, 2014 - $9 million).